STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value (Note 5)	$ 158,799,694	$ 150,589,161
Notes receivable from participants	161,135	164,911
Net assets available for benefits	$ 158,960,829	$ 150,754,072